OTHER RECEIVABLES, NET - Summary of Movement of allowance for credit losses (Details)		6 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
OTHER RECEIVABLES, NET
Beginning balance	¥ 918,153	¥ 619,444
Charge to (reversal of) credit losses	(294,644)	549,132	$ 79,604
Less: write-off	(4,065)
Ending balance	¥ 619,444	¥ 1,168,576	$ 169,401